PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 149,913	$ 144,293
Accumulated depreciation	105,570	103,015
Depreciated cost	44,343	41,278
Depreciation expense	17,863	16,280	12,959
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	111,394	104,883
Accumulated depreciation	84,737	80,179
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	12,979	16,149
Accumulated depreciation	9,647	12,823
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	25,540	23,261
Accumulated depreciation	$ 11,186	$ 10,013